Promissory Note (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Promissory note

		March 31, 2024	December 31, 2023
Principal amount		$3,885	$3,885
Less:	Unamortized original issue discount	616	834
	Unamortized debt issuance cost	11	14
		3,258	3,037
Add:	Accrued interest payable	115	16
		$3,373	$3,053

(In thousands)
Principal amount		$3,885
Less:	Unamortized original issue discount	834
	Unamortized debt issuance cost	14
		$3,037
Add:	Accrued interest payable	16
		$3,053